INCOME TAX - Changes in valuation allowance (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
INCOME TAX
Balance at the beginning of the year	¥ 24,508,473	¥ 41,219,052	¥ 62,864,281
Reversals	16,717,239	(16,515,732)	(20,302,931)
Decrease relating to expiration of loss carry forwards	(461,427)	(194,847)	(1,342,298)
Balance at the end of the year	¥ 40,764,285	¥ 24,508,473	¥ 41,219,052